UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10387
Investment Company Act File Number

Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 3.6%
General Dynamics Corp.	375,000	$25,068,750
United Technologies Corp.	557,655	37,630,560

		$62,699,310

Beverages — 1.1%
PepsiCo, Inc.	325,000	$19,376,500

		$19,376,500

Biotechnology — 0.7%
Amgen, Inc.(1)	225,000	$13,158,000

		$13,158,000

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	225,000	$33,462,000
Northern Trust Corp.	200,000	10,104,000

		$43,566,000

Chemicals — 0.9%
Air Products and Chemicals, Inc.	200,000	$15,192,000

		$15,192,000

Commercial Banks — 6.9%
Fifth Third Bancorp	925,000	$11,507,000
PNC Financial Services Group, Inc.	650,000	36,029,500
U.S. Bancorp	1,000,000	25,080,000
Wells Fargo & Co.	1,675,000	47,620,250

		$120,236,750

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	780,628	$25,019,127

		$25,019,127

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	575,000	$12,920,250
Telefonaktiebolaget LM Ericsson, Class B	800,000	7,752,725

		$20,672,975

Computers & Peripherals — 3.5%
Hewlett-Packard Co.	777,525	$36,598,102
International Business Machines Corp.	200,000	24,478,000

		$61,076,102

Consumer Finance — 1.0%
American Express Co.	450,000	$16,947,000

		$16,947,000

Diversified Financial Services — 5.1%
Bank of America Corp.	2,975,000	$45,160,500
JPMorgan Chase & Co.	1,125,000	43,807,500

		$88,968,000

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	975,400	$24,736,144
Verizon Communications, Inc.	675,000	19,858,500

		$44,594,644

Electric Utilities — 2.1%
Entergy Corp.	175,000	$13,354,250
Exelon Corp.	300,000	13,686,000

Security	Shares	Value
FPL Group, Inc.	200,000	$9,752,000

		$36,792,250

Electrical Equipment — 0.5%
Emerson Electric Co.	225,000	$9,346,500

		$9,346,500

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	500,000	$9,040,000

		$9,040,000

Energy Equipment & Services — 2.9%
Halliburton Co.	1,100,000	$32,131,000
Transocean, Ltd.(1)	225,000	19,066,500

		$51,197,500

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	350,000	$18,700,500

		$18,700,500

Food Products — 2.7%
Kellogg Co.	275,000	$14,965,500
Nestle SA	700,000	33,181,209

		$48,146,709

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	1,250,000	$10,787,500
Covidien PLC	250,000	12,640,000

		$23,427,500

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	345,000	$11,385,000

		$11,385,000

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.(1)	365,000	$12,165,450
McDonald’s Corp.	700,000	43,701,000

		$55,866,450

Industrial Conglomerates — 2.3%
General Electric Co.	1,750,000	$28,140,000
Tyco International, Ltd.(1)	336,756	11,931,265

		$40,071,265

Insurance — 5.5%
ACE, Ltd.(1)	225,000	$11,085,750
Lincoln National Corp.	500,000	12,290,000
MetLife, Inc.	800,000	28,256,000
Prudential Financial, Inc.	700,000	34,993,000
Travelers Companies, Inc. (The)	195,000	9,880,650

		$96,505,400

IT Services — 1.7%
MasterCard, Inc., Class A	80,000	$19,992,000
Western Union Co.	500,000	9,270,000

		$29,262,000

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$11,537,500

		$11,537,500

Machinery — 1.8%
Caterpillar, Inc.	225,000	$11,754,000
Deere & Co.	175,000	8,741,250

Security	Shares	Value
PACCAR, Inc.	312,378	$11,254,979

		$31,750,229

Media — 0.6%
Walt Disney Co. (The)	365,000	$10,785,750

		$10,785,750

Metals & Mining — 3.2%
BHP Billiton, Ltd. ADR	300,000	$20,811,000
Freeport-McMoRan Copper & Gold, Inc.	300,000	20,007,000
United States Steel Corp.	325,000	14,439,750

		$55,257,750

Multi-Utilities — 1.9%
Dominion Resources, Inc.	300,000	$11,238,000
PG&E Corp.	250,000	10,560,000
Public Service Enterprise Group, Inc.	400,000	12,236,000

		$34,034,000

Multiline Retail — 1.1%
Target Corp.	380,000	$19,482,600

		$19,482,600

Oil, Gas & Consumable Fuels — 15.8%
Anadarko Petroleum Corp.	650,000	$41,457,000
Apache Corp.	375,000	37,038,750
Chevron Corp.	575,000	41,469,000
ConocoPhillips	200,000	9,600,000
Exxon Mobil Corp.	600,000	38,658,000
Hess Corp.	625,000	36,118,750
Occidental Petroleum Corp.	550,000	43,087,000
Peabody Energy Corp.	275,000	11,583,000
Total SA ADR	300,000	17,277,000

		$276,288,500

Pharmaceuticals — 6.1%
Abbott Laboratories	525,000	$27,793,500
Bristol-Myers Squibb Co.	500,000	12,180,000
Merck & Co., Inc.	650,000	24,817,000
Pfizer, Inc.	2,250,000	41,985,000

		$106,775,500

Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	200,000	$15,322,000
Boston Properties, Inc.	150,000	9,730,500
Vornado Realty Trust	200,000	12,936,000

		$37,988,500

Road & Rail — 1.2%
Union Pacific Corp.	334,454	$20,234,467

		$20,234,467

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	725,000	$14,065,000

		$14,065,000

Software — 1.6%
Microsoft Corp.	700,000	$19,726,000
Oracle Corp.	400,000	9,224,000

		$28,950,000

Specialty Retail — 4.0%
Best Buy Co., Inc.	850,000	$31,152,500
Staples, Inc.	925,000	21,700,500

Security	Shares	Value
TJX Companies, Inc. (The)	443,200	$16,846,032

		$69,699,032

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	330,000	$21,037,500

		$21,037,500

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	199,600	$6,239,496
Vodafone Group PLC ADR	550,000	11,803,000

		$18,042,496

Total Common Stocks (identified cost $1,304,170,000)		$1,717,176,306

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$8,558	$8,557,585
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	24,964	24,963,556

Total Short-Term Investments (identified cost $33,521,141)		$33,521,141

Total Investments — 99.9% (identified cost $1,337,691,141)		$1,750,697,447

Other Assets, Less Liabilities — 0.1%		$1,069,717

Net Assets — 100.0%		$1,751,767,164

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $345, respectively.

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,341,599,735

Gross unrealized appreciation	$414,966,227
Gross unrealized depreciation	(5,868,515)

Net unrealized appreciation	$409,097,712

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$176,871,332	$—	$—	$176,871,332
Consumer Staples	53,042,500	33,181,209	—	86,223,709
Energy	327,486,000	—	—	327,486,000
Financials	404,211,650	—	—	404,211,650
Health Care	166,283,500	—	—	166,283,500
Industrials	189,120,898	—	—	189,120,898
Information Technology	155,313,352	7,752,725	—	163,066,077
Materials	70,449,750	—	—	70,449,750
Telecommunication Services	62,637,140	—	—	62,637,140
Utilities	70,826,250	—	—	70,826,250

Total Common Stocks	$1,676,242,372	$40,933,934 *	$—	$1,717,176,306

Short-Term Investments	$8,557,585	$24,963,556	$—	$33,521,141

Total Investments	$1,684,799,957	$65,897,490	$—	$1,750,697,447

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010